Share-based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Oct. 31, 2022 shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		¥ 473,655	¥ 550,535	¥ 710,486
Share Based Compensation Expense		¥ 473,655	¥ 550,535	¥ 710,486
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares			15,177,322
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock par or stated value per share | ¥ / shares		¥ 0.00001	¥ 0.00001
Common Class A [Member] | Chengxing [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares		161,462,100
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount		¥ 746,843
Common stock par or stated value per share | $ / shares					$ 0.00001
Nonvested award, cost not yet recognized, period for Recognition		1 year 9 months 3 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		17,812,098		28,010,128
Restricted Stock Units (RSUs) [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount		¥ 41,169
Share Based Compensation Expense		¥ 13,520	¥ 26,582	¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	8,020,000.00
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		15.00%
Share option vesting rights percentage		40.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		75.00%
Share option vesting rights percentage		25.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		¥ 3,850	¥ 12,922